Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 31. Subsequent events

(a)	Commencing January 1, 2024, the Company elected to shift from Australian dollar functional currency to U.S. dollar functional currency and accordingly all internal financial reporting and presentations, to board of directors and executive management as well as external financial reporting and presentations are denominated in U.S. dollar. Following the transition to U.S. Dollar as functional currency the currency transaction adjustment (“CTA”) reserve balance as of December 31, 2023, will remain as is (freeze) and starting January 1, 2024 differences between the USD and the NIS will be recorded under the CTA reserve while transactions with AUD will be recorded as foreign currency transactions under the statement of profit or loss and other comprehensive income (loss).

(b)	On January 25, 2024, the Company entered into a definitive agreement (the “Purchase Agreement”) with certain institutional investors providing for the issuance of (i) 133,889,525 ordinary shares represented by 486,871 American Depositary Shares (“ADSs”), and (ii) prefunded warrants to purchase up to an aggregate of 389,497,350 ordinary shares represented by 1,416,354 ADSs, in a registered direct offering at an offering price of $1.55 per ADS and $1.5499 per pre-funded warrant, for aggregate gross proceeds of approximately $2.95 million (AUD$4.31 million). Each ADS represents two hundred seventy-five (275) ordinary shares, no par value, of the company. The offering was closed on January 30, 2024.

In addition, in a concurrent private placement, the Company agreed to issue the investors warrants to purchase up to an aggregate of 523,386,875 ordinary shares represented by 1,903,225 ADSs at an exercise price of $1.55 per ADS. The warrants will be immediately exercisable and will expire five years following the initial exercise date. The warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

Each pre-funded warrant is exercisable for one ADS at an exercise price of $0.001 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full.